Other Fixed Assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property Plant And Equipment [Line Items]
Depreciation expense	$ 20,467	$ 22,102	$ 21,755
Net book value at beginning of period	13,392
Net book value at end of period	22,909	13,392
Land
Property Plant And Equipment [Line Items]
Cost at beginning of period	9,036	9,036
Additions	0	0
Disposals	0	0
Cost at end of period	9,036	9,036
Accumulated depreciation at beginning of period	0	0
Depreciation expense	0	0
Disposals	0	0
Accumulated depreciation at end of period	0	0
Net book value at beginning of period	9,036	9,036
Net book value at end of period	9,036	9,036
Buildings
Property Plant And Equipment [Line Items]
Cost at beginning of period	3,459	3,459
Additions	0	0
Disposals	0	0
Cost at end of period	3,459	3,459
Accumulated depreciation at beginning of period	450	412
Depreciation expense	69	38
Disposals	0	0
Accumulated depreciation at end of period	519	450
Net book value at beginning of period	3,009	3,047
Net book value at end of period	2,940	3,009
Other
Property Plant And Equipment [Line Items]
Cost at beginning of period	3,405	2,639
Additions	10,734	844
Disposals	(943)	(78)
Cost at end of period	13,196	3,405
Accumulated depreciation at beginning of period	2,058	1,556
Depreciation expense	923	580
Disposals	(718)	(78)
Accumulated depreciation at end of period	2,263	2,058
Net book value at beginning of period	1,347	1,083
Net book value at end of period	10,933	1,347
Total
Property Plant And Equipment [Line Items]
Cost at beginning of period	15,900	15,134
Additions	10,734	844
Disposals	(943)	(78)
Cost at end of period	25,691	15,900
Accumulated depreciation at beginning of period	2,508	1,968
Depreciation expense	992	618
Disposals	(718)	(78)
Accumulated depreciation at end of period	2,782	2,508
Net book value at beginning of period	13,392	13,166
Net book value at end of period	$ 22,909	$ 13,392